SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2018
Allowance for doubtful accounts	$ 76,531	$ 77,000	$ 17,000
Advertising Costs		70,000	34,000
Accumulated deficit	(78,643,995)	(77,831,081)	(74,340,000)
Total stockholders' Deficit	576,178	(628,940)	465,040	$ (628,940)	$ 71,000	$ 465,000	$ (958,136)
Working capital deficit	(1,651,681)	(3,031,001)
FDIC insured limit	250,000	250,000
Operating loss	645,117	3,491,241
Goodwill	$ 491,376	$ 491,376	$ 393,000
Revenue , description	Eighty-four percent of our revenue is subscription based with the remainder being professional services and other IT related revenue. The geographic concentration of our revenue is 100% in North America.	Approximately 80% of our revenue is subscription based with the remainder being professional services and other IT related revenue. The geographic concentration of our revenue is 100% in North America.
Furniture and Fixtures [Member]
Estimated useful life	7 years	7 years
Computers and office equipment [Member]
Estimated useful life	3 years	3 years
ICD Logic [Member]
Goodwill	$ 361,000	$ 361,000
TrinIT [Member]
Goodwill	$ 130,000,000,000	$ 130,000,000,000